Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DWS MARKET TRUST
Prospectus Date	rr_ProspectusDate	Aug. 01, 2012
Supplement [Text Block]	dwsmt_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Alternative Asset Allocation Fund

The following information replaces similar disclosure contained under the ”PRINCIPAL INVESTMENT STRATEGY” heading in the summary section of the fund’s prospectus.

Main Investments. The fund is a fund-of-funds, which means its assets are invested in a combination of other DWS funds (i.e., mutual funds, exchange-traded funds (ETFs) and other pooled investment vehicles managed by Deutsche Investment Management Americas Inc., the fund’s investment advisor, or one of its affiliates), certain other securities and derivative instruments (the use of derivatives by the fund and the underlying funds in which the fund invests is described below in Global Tactical Asset Allocation Strategy and Derivatives). The fund seeks to achieve its objective by investing in alternative (or non-traditional) asset categories and investment strategies. The fund may also invest in securities of unaffiliated ETFs or hedge funds when the desired economic exposure to a particular asset category or investment strategy is not available through a DWS fund (DWS funds, unaffiliated ETFs and hedge funds are collectively referred to as ”underlying funds”). The fund’s allocations among the underlying funds may vary over time.

The following information replaces similar disclosure contained under the “MAIN RISKS” heading in the summary section of the fund’s prospectus.

Subsidiary risk. Certain underlying funds may invest in a wholly–owned subsidiary of the underlying fund (the Subsidiary) that is not registered as an investment company under the Investment Company Act of 1940, as amended, and therefore it is not subject to all of the investor protections of the Investment Company Act of 1940. A regulatory change in the US or the Cayman Islands that impacts the Subsidiary or how the underlying fund invests in the Subsidiary, such as a change in tax law, could adversely affect the underlying fund and the fund. By investing in the Subsidiary, the underlying funds and the fund are exposed to the risks associated with the Subsidiary’s investments, which generally include the risks of investing in derivatives and commodities–related investments.

DWS Alternative Asset Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dwsmt_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Alternative Asset Allocation Fund

The following information replaces similar disclosure contained under the ”PRINCIPAL INVESTMENT STRATEGY” heading in the summary section of the fund’s prospectus.

Main Investments. The fund is a fund-of-funds, which means its assets are invested in a combination of other DWS funds (i.e., mutual funds, exchange-traded funds (ETFs) and other pooled investment vehicles managed by Deutsche Investment Management Americas Inc., the fund’s investment advisor, or one of its affiliates), certain other securities and derivative instruments (the use of derivatives by the fund and the underlying funds in which the fund invests is described below in Global Tactical Asset Allocation Strategy and Derivatives). The fund seeks to achieve its objective by investing in alternative (or non-traditional) asset categories and investment strategies. The fund may also invest in securities of unaffiliated ETFs or hedge funds when the desired economic exposure to a particular asset category or investment strategy is not available through a DWS fund (DWS funds, unaffiliated ETFs and hedge funds are collectively referred to as ”underlying funds”). The fund’s allocations among the underlying funds may vary over time.

The following information replaces similar disclosure contained under the “MAIN RISKS” heading in the summary section of the fund’s prospectus.

Subsidiary risk. Certain underlying funds may invest in a wholly–owned subsidiary of the underlying fund (the Subsidiary) that is not registered as an investment company under the Investment Company Act of 1940, as amended, and therefore it is not subject to all of the investor protections of the Investment Company Act of 1940. A regulatory change in the US or the Cayman Islands that impacts the Subsidiary or how the underlying fund invests in the Subsidiary, such as a change in tax law, could adversely affect the underlying fund and the fund. By investing in the Subsidiary, the underlying funds and the fund are exposed to the risks associated with the Subsidiary’s investments, which generally include the risks of investing in derivatives and commodities–related investments.